13. Operating Lease Right-of-use Assets and Operating Lease Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Lease Right-of-use Assets and Operating Lease Liability

Note 12 – Operating Lease Right-of-use Asset and Operating Lease Liability

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 15%, as the interest rate implicit in our lease is not readily determinable. During the nine months ended September 30, 2020 and 2019, the Company recorded $48,885 and $32,412, respectively as operating lease expense.

The Company currently has a lease agreement for AVX’s operation for a monthly payment of $5,258 and shall increase by 3% every year. The lease commenced July 1, 2015 and expires on August 31, 2022. A security deposit of $5,968 was also held for the duration of the lease term.

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients,’ which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less. On March 15, 2019 when AVX was acquired, upon adoption of ASC Topic 842, the Company recorded a right-of-use asset.

Right-of-use asset is summarized below:

September 30, 2020
Office lease	$157,213
Less: accumulated amortization	(59,565)
Right-of-use asset, net	$97,648

Operating Lease liability is summarized below:

September 30, 2020
Office lease	$106,596
Less: current portion	(50,969)
Long-term portion	$55,627

Maturity of lease liability is as follows:

Year ending December 31, 2020	$15,775
Year ending December 31, 2021	64,048
Year ending December 31, 2022	43,655
Total future minimum lease payment	123,478
Imputed interest	(16,882)
Lease Obligation, net	$106,596

Note 13 – Operating Lease Right-of-use Assets and Operating Lease Liability

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. On January 1, 2019, upon adoption of ASC Topic 842, the Company recorded a right-of-use asset.

The Company has one lease agreement and the lease is classified as operating at inception of the lease. The lease results in the recognition of ROU asset and lease liabilities on the balance sheet. ROU asset and operating lease liabilities are recognized based on the present value of lease payments over the lease term as of the commencement date. Because the leases do not provide an explicit or implicit rate of return, the Company determines incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments on an individual lease basis. We estimate our incremental borrowing rate to discount the lease payments based on information available at lease commencement. Lease expense for the lease is recognized on a straight-line basis over the lease term.

The Company’s leases do not contain any residual value guarantees or material restrictive covenants. Leases with a lease term of 12 months or less are not recorded on the balance sheet and lease expense is recognized on a straight-line basis over the lease term. The remaining term as of December 31, 2019 is 32 months ending August of 2022. The Company currently has no finance leases.

During the year ended December 31, 2019, cash paid for amounts included in the measurement of lease liabilities- operating cash flows from operating lease was $47,306. As of December 31, 2019, right-of-use (“ROU”) assets amounted to $128,399 with lease liabilities amounted to $138,940.

Right-of-use assets are summarized below:

December 31, 2019
Office lease	$157,213
Less accumulated amortization	(28,814)
Right-of-use assets, net	$128,399

Operating Lease liabilities are summarized below:

December 31, 2019
Office lease	$138,940
Less: current portion	(44,270)
Long term portion	$94,670

Maturity of lease liabilities are as follows:

Year ending December 31, 2020	$62,183
Year ending December 31, 2021	64,048
Year ending December 31, 2022	43,655
Total payment	169,886
Amount representing interest	(30,946)
Lease Obligation, net	$138,940